Fair value (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	R$ 92,439	R$ 55,251
Liabilities	(85,413)	(52,475)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	55,428	37,957
Liabilities	(51,394)	(35,741)
Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	21,170	7,718
Liabilities	(20,588)	(8,972)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	1,739	3,274
Liabilities	(1,450)	(2,982)
Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	633	282
Liabilities	(795)	(149)
Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	12,207	5,378
Liabilities	(10,761)	(4,478)
Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	1,262	642
Liabilities	(425)	(153)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	5	6
Liabilities	(67)	(112)
Level 1 of fair value hierarchy [member] | Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	5	6
Liabilities	(67)	(112)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	92,062	54,983
Liabilities	(85,171)	(51,974)
Level 2 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	55,106	37,721
Liabilities	(51,242)	(35,369)
Level 2 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	21,139	7,712
Liabilities	(20,580)	(8,971)
Level 2 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	1,721	3,255
Liabilities	(1,435)	(2,966)
Level 2 of fair value hierarchy [member] | Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	632	281
Liabilities	(795)	(149)
Level 2 of fair value hierarchy [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	12,207	5,378
Liabilities	(10,761)	(4,478)
Level 2 of fair value hierarchy [member] | Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	1,257	636
Liabilities	(358)	(41)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	372	262	R$ 671
Liabilities	(175)	(389)
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	322	236
Liabilities	(152)	(372)
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	31	6
Liabilities	(8)	(1)
Level 3 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	18	19
Liabilities	(15)	(16)
Level 3 of fair value hierarchy [member] | Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	R$ 1	R$ 1